Employees - Summary of Key Management Compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Staff And Management Costs [Line Items]
Salaries and short-term employee benefits	€ (37)	€ (44)	€ (41)
Share-based benefits	(21)	(19)	(13)
Key management compensation excluding non-executive director's fee	(58)	(63)	(54)
Non-Executive Directors’ fees	(2)	(2)	(2)
Key management personnel compensation	(60)	(65)	(56)
Key management personnel of entity or parent
Disclosure Of Staff And Management Costs [Line Items]
Expense from share-based payment transactions	16	13	8
Key management personnel of entity or parent | Executive Directors
Disclosure Of Staff And Management Costs [Line Items]
Key management personnel compensation	(9)	(14)	(13)
Key management personnel of entity or parent | Other
Disclosure Of Staff And Management Costs [Line Items]
Key management personnel compensation	(49)	€ (49)	€ (41)
Key management personnel of entity or parent | Executive Leader, Departed Or Announced Departure
Disclosure Of Staff And Management Costs [Line Items]
Key management personnel compensation	€ (3)